Kenneth N. Crowley
AVP & Senior Counsel
Law Department

Delaware Life Insurance Company of New York
1601 Trapelo Road, Suite 30
Waltham, MA 02451
Tel: 781-790-8774
Fax: 781-890-0327
Kenneth.crowley@delawarelife.com

June 27, 2018

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Delaware Life NY Variable Account D ("Registrant")
File Nos. 333-144627 and 811-04633

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated June 26, 2018, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 24.  Post-Effective Amendment No. 24 was filed electronically with the Securities and Exchange Commission via EDGAR on June 26, 2018.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
AVP & Senior Counsel